STOCK BASED COMPENSATION PLANS (10K)	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION PLANS
14. STOCK BASED COMPENSATION PLANS

The Company has three active stock based compensation plans at June 30, 2016 as shown in the table below:

Date Approved	Name of Plan	Type of Plan	Authorized Shares
June 2013	2013 Stock Incentive Plan	Stock	500,000
June 2014	2014 Stock Option Incentive Plan	Stock Options	750,000
June 2015	2015 Equity Incentive Plan	Stock & Stock Options	1,250,000
			2,500,000

As of June 30, 2016, the Company had reserved shares of Common Stock for future issuance for the following:

Exercise of Common Stock Warrants	2,445,653
Conversions of Preferred Stock and cumulative Preferred Stock dividends	99,999
Issuance under 2013 Stock Incentive Plan	162,330
Issuance under 2014 Stock Option Incentive Plan	737,215
Issuance under 2015 Stock Incentive Plan	1,250,000
Issuance to former Chief Executive Officer upon the occurrence of a USA Transaction	140,000
Total shares reserved for future issuance	4,835,197

STOCK OPTIONS

The Company estimates the grant date fair value of the stock options it grants using a Black-Scholes valuation model. The Company’s assumption for expected volatility is based on its historical volatility data related to market trading of its own common stock. The Company bases its assumptions for expected life of the new stock option grants on the life of the option granted, and if relevant, its analysis of the historical exercise patterns of its stock options. The dividend yield assumption is based on dividends expected to be paid over the expected life of the stock option. The risk-free interest rate assumption is determined by using the U.S. Treasury rates of the same period as the expected option term of each stock option.

	Year Ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014
Expected volatility	59-66%	78-79%	79%
Expected life	4.5 years	7 years	7 years
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	1.46-1.49%	1.59-2.04%	2.22%

The 2014 Stock Option Incentive Plan was approved in June 2014 therefore there was no stock based compensation expense related to stock options for the years ended June 30, 2014. Stock based compensation related to stock options for the years ended June 30, 2016 and June 30, 2015 was $338 and $370 thousand respectively. Unrecognized compensation related to stock option grants as of June 30, 2016 and June 30, 2015 was $167 thousand and $297 thousand respectively.

The following table provides information about outstanding options:

	For the Twelve Months Ended June 30,
	2016		2015		2014
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding options, beginning of period	538,888	$1.32	120,000	$1.49	-	-
Granted	199,586	$1.63	438,888	$1.30	120,000	$1.49
Forfeited	(95,000)	$1.80	(20,000)	$1.49	-	-
Excercised	(33,333)	$1.27
Outstanding options, end of period	610,141	$1.35	538,888	$1.33	120,000	$1.49

The following table provides information related to options as of June 30, 2016:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Options Outstanding	Remaining Contractual Life	Shares Exercisable	Remaining Contractual Life	Weighted Average Exercise Price
$1.62 to $1.68	75,000	5.51	25,002	5.51	1.65
$1.80	295,555	5.16	195,555	5.16	1.8
$2.05	100,000	4.97	66,670	4.97	2.05
$2.09	10,000	5.58	3,333	5.58	2.09
$2.75	25,000	5.77	8,333	5.77	2.75
$2.94	75,000	6.53	-	-	-
$3.38	29,586	6.06	-	-	-
	610,141	5.42	298,893	5.17	1.87

The following table provides information about unvested options:

	For the Twelve Months Ended June 30,
	2016		2015		2014
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested options, beginning of period	505,553	$1.32	120,000	$1.49	-	-
Granted	199,586	$1.63	438,888	$1.30	120,000	$1.49
Vested	(298,891)	$1.31	(33,335)	$1.49	-	-
Forfeited	(95,000)	$1.80	(20,000)	$1.49	-	-
Unvested options, end of period	311,248	$1.39	505,553	$1.32	120,000	$1.49

The following table provides information about options outstanding and exercisable options:

	As of June 30,
	2016		2015		2014
	Options Outstanding	Exercisable Options	Options Outstanding	Exercisable Options	Options Outstanding	Exercisable Options
Number	610,141	298,893	538,888	33,335	120,000	-
Weighted average exercise price	$2.07	$1.87	$1.86	$2.05	$2.05	-
Aggregate intrinsic value	$1,341,828	$717,343	$451,177	$21,668	$7,200	-
Weighted average contractual term	$5.42	5.17	6.21	5.97	6.97	-
Share price as of June 30	$4.27	$4.27	$2.70	$2.70	$2.11	$2.11

STOCK GRANTS

A summary of the status of the Company’s nonvested common shares as of June 30, 2016, 2015, and 2014, and changes during the years then ended is presented below:

	Shares	Weighted-Average Grant-Date Fair Value

Nonvested at June 30, 2013	97,146	$1.52
Granted	10,000	2.17
Vested	(55,001)	1.62
Forfeited, Director changes	(3,334)	0.94
Forfeited, Employee shares not earned	(5,000)	1.52
Nonvested at June 30, 2014	43,811	$1.59
Granted	155,927	2.00
Vested	(181,134)	1.89
Nonvested at June 30, 2015	18,604	$1.88
Granted	131,558	3.04
Vested	(21,664)	2.70
Nonvested at June 30, 2016	128,498	$2.97